NOTE 20. RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Due from affiliates
		December 31,
	Note	2014	2013

Xinji Beiguo Mall	(1)	50	—
Total		$50	$—

Accounts receivable, related parties
		December 31,
	Note	2014	2013

Yuanshi County Natural Gas Sales Company	(1)	782	—
Total		$782	$—

Due to affiliates
		December 31,
	Notes	2014	2013

Mr. Li		$144	$144
Alliance Rich	(1)	3,917	32,560
Hebei Kaiyuan	(1)	5,807	5,430
Smart Success	(1)	9	9
Hebei Ruijie Hotel Management Company	(1)	15,690	—
Yuanshi County Natural Gas Sales Company	(2)	77	—
Total		$25,644	$38,143

Accounts payable, related parties
		December 31,
	Notes	2014	2013

Ruituo	(1)	$66,633	$45,024
Beiguo Auto	(2)	16,978	3,116
Xinji Beiguo Mall	(2)	24,600	9,446
		108,211	57,586

Schedule of related party transactions
	Notes		Years Ended December 31,
			2014	2013	2012

Capital nature:
Hebei Kaiyuan	(1)	(a)	—	20,973	64,962
Hebei Kaiyuan	(1)	(c)	50,616	19,562	75,771
Hebei Ruijie Hotel Management Co. Ltd	(1)	(a)	24,413	24,200	—
Hebei Ruijie Hotel Management Co. Ltd	(1)	(c)	15,461	—	2,905
Kaiyuan Shengrong	(1)	(b)	—	10,487	10,299
Kaiyuan Shengrong	(1)	(c)	—	—	15,881
Kaiyuan Shengrong	(1)	(d)	—	10,487	3,169
Beijing Wantong Longxin Auto Trading Co., Ltd. (“Beijing Wantong”)	(2)	(c)	—	2,662	42,495
Ruituo	(3)	(a)	48,826	24,200	—
Mr. Li	(4)	(a)	—	69,374	—
Alliance Rich	(1)	(f)	939	339	—
Hebei Ruijie Hotel Management Company	(1)	(h)	73	—	—

Operating nature:
Honest Best	(1)	(f)	—	—	58
Hebei Kaiyuan	(1)	(f)	858	329	86
Kaiyuan Shengrong	(1)	(f)	—	325	341
Ruituo	(3)	(e)	549,195	557,614	234,781
Ruituo	(3)	(f)	2,446	896	384
Beiguo Auto	(5)	(e)	39,361	3,025	—
Beiguo Auto	(5)	(f)	1,685	21	—
Xinji Beiguo Mall	(5)	(e)	105,066	9,168	—
Xinji Beiguo Mall	(5)	(f)	4,634	61	—
Hebei Ruijie Hotel Management Company	(1)	(g)	949	—	—
Hebei Ruijie Hotel Management Company	(1)	(f)	128	—	—
Yuanshi County Natural Gas Sales Company	(3)	(i)	857	—	—
Yuanshi County Natural Gas Sales Company	(3)	(e)	2,074	—	—
Yuanshi County Natural Gas Sales Company	(3)	(j)	23	—	—
Yuanshi County Natural Gas Sales Company	(3)	(k)	190	—	—
Yuanshi County Natural Gas Sales Company	(3)	(l)	3	—	—